Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets allocated [Abstract]
Contracted concessional assets	$ 7,987,180	$ 8,155,418
Investments carried under the equity method	111,798	116,614
Current financial investments	196,753	200,084
Cash and cash equivalents (project companies)	1,058,843	868,501	$ 690,172	$ 562,795
Assets held for sale	92,089	0
Total assets	9,978,649	9,938,354
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,200,217	5,237,614
Grants and other liabilities	1,199,685	1,229,767
Long-term and short-term corporate debt	965,320	993,725
Liabilities directly associated with the assets held for sale	72,172	0
Total liabilities	8,120,775	8,197,473
Equity	1,857,874	1,740,881	$ 1,569,130	$ 1,714,856
Total liabilities and equity	9,978,649	9,938,354
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,467,135	6,632,611
Investments carried under the equity method	57,970	61,866
Current financial investments	2,709	6,530
Cash and cash equivalents (project companies)	446,747	397,465
Total assets	6,974,561	7,098,472
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,960,327	3,992,512
Grants and other liabilities	1,191,307	1,221,176
Total liabilities	5,151,635	5,213,688
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	510,325	502,285
Investments carried under the equity method	13,502	15,514
Current financial investments	125,550	124,872
Cash and cash equivalents (project companies)	92,661	67,955
Total assets	742,038	710,626
Liabilities allocated [Abstract]
Long-term and short-term project debt	497,904	504,293
Grants and other liabilities	100	108
Total liabilities	498,005	504,401
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	833,527	842,595
Investments carried under the equity method	0	30
Current financial investments	27,672	27,796
Cash and cash equivalents (project companies)	61,076	46,045
Total assets	922,275	916,466
Liabilities allocated [Abstract]
Long-term and short-term project debt	630,960	625,203
Grants and other liabilities	5,882	6,040
Total liabilities	636,842	631,243
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	176,193	177,927
Investments carried under the equity method	40,325	39,204
Current financial investments	40,822	40,886
Cash and cash equivalents (project companies)	23,459	21,270
Total assets	280,799	279,287
Liabilities allocated [Abstract]
Long-term and short-term project debt	111,026	115,606
Grants and other liabilities	2,396	2,443
Total liabilities	113,422	118,049
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	7,987,180	8,155,418
Investments carried under the equity method	111,798	116,614
Current financial investments	196,753	200,084
Cash and cash equivalents (project companies)	623,943	532,735
Total assets	8,919,674	9,004,851
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,200,217	5,237,614
Grants and other liabilities	1,199,685	1,229,767
Total liabilities	6,399,902	6,467,381
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	231,088	242,044
Assets held for sale	92,089
Other current assets (including cash and cash equivalents at holding company level)	735,798	691,459
Total assets	1,058,975	933,503
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	965,320	993,725
Other non-current liabilities	553,512	589,107
Liabilities directly associated with the assets held for sale	72,172
Other current liabilities	129,869	147,260
Total liabilities	1,720,873	1,730,092
Equity	1,857,874	1,740,881
Total liabilities and equity	$ 3,578,747	$ 3,470,973